INCOME TAX EXPENSE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Schedule of deferred components of income tax expense

	Six months ended June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Current income tax expense	1,548	1,837	254
Deferred income tax benefit	(1,191)	(10)	(2)

Total	357	1,827	252

	Year Ended December 31,
	2020	2021	2022	2022
	CNY	CNY	CNY	US$

Current income tax (benefit)/expense	(4,436)	2,294	3,066	445
Deferred income tax expense/(benefit)	5,694	(159)	2,798	405

Total	1,258	2,135	5,864	850

Schedule of Profit/(loss) before income tax

	Year Ended December 31,
	2020	2021	2022	2022
	CNY	CNY	CNY	US$

PRC	(1,214)	(4,669)	6,406	929
BVI	25,442	(48,106)	(22,776)	(3,303)
Hong Kong	(49)	(61)	(62)	(9)

Total profit/(loss) before income tax for the year	24,179	(52,836)	(16,432)	(2,383)

Schedule of reconciliation of the income tax expenses

	Year Ended December 31,
	2020	2021	2022	2022
	CNY	CNY	CNY	US$

Profit/(loss) before income tax for the year	24,179	(52,836)	(16,432)	(2,383)
Tax at the statutory tax rate	25%	25%	25%	25%
Computed income tax expense/(benefit)	6,045	(13,209)	(4,108)	(596)
Effect of different tax rates of the Company and certain subsidiaries	(1,186)	6,937	5,699	826
Tax losses with no deferred tax assets recognized	1,067	1,770	420	61
Non-deductible expenses	196	122	983	143
Statutory income	(903)	—	(201)	(29)
Deductible temporary differences with no deferred tax assets recognized	—	—	971	141
Utilization of previously unrecognized deductible temporary differences and tax losses	(50)	(150)	(1,774)	(257)
Write-off of unrecoverable deferred tax assets previously recognized	—	2,987	2,272	329
Preferential tax rate	2,038	2,215	14	2
Current and deferred tax rate differences	(488)	—	—	—
Others	(5,461)*	1,463	1,588	230

Income tax expense	1,258	2,135	5,864	850

Schedule of provision for uncertain tax position

	Year Ended December 31,
	2021	2022	2022
	CNY	CNY	US$

As of January 1	8,378	8,378	1,215
Additions based on tax positions	—	630	91

As of December 31	8,378	9,008	1,306